Debt - Asset-Backed Debt Narrative (Detail) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Agreement
Asset-Backed Debt
Debt Instrument [Line Items]
Secured debt, carrying value		$ 10,400
Asset Backed Notes
Debt Instrument [Line Items]
Debt revolving period		2 years
2018 ABS Financing Facility
Debt Instrument [Line Items]
Debt revolving period		1 year
Amount drawn from credit facilities	$ 540
Secured debt, carrying value		$ 540
2016 ABS Financing Facility
Debt Instrument [Line Items]
Debt revolving period		2 years
Repayments of debt		$ 253
Secured debt, carrying value		$ 671
Number of loan agreements | Agreement		2
Senior asset-backed notes | Asset Backed Notes
Debt Instrument [Line Items]
Repayments of debt		$ 559